Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DIMENSIONAL EMERGING MARKETS VALUE FUND
Entity Central Index Key	0000896163
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Dimensional Emerging Markets Value Fund
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Value Fund
Class Name	Dimensional Emerging Markets Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Emerging Markets Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value Fund	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.49% for the Fund’s and 22.58% for the MSCI Emerging Markets Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap value stocks outperformed large cap value stocks. Large cap value stocks underperformed large cap growth stocks. High profitability stocks outperformed low profitability stocks within large caps and small caps.
Relative to the benchmark, the Fund’s:
•Focus on small value stocks contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional Emerging Markets Value Fund	23.49%	7.30%	4.91%
MSCI Emerging Markets Index (net div.)[1]	25.32%	3.93%	3.43%
MSCI Emerging Markets Value Index (net div.)	22.58%	4.08%	2.52%
[1]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2024
Net Assets	$ 11,158,040,000
Holdings Count | $ / shares	3,558
Advisory Fees Paid, Amount	$ 10,985,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$11,158,040
Number of Holdings	3,558
Net Advisory Fees Paid (Thousands)	$10,985
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
China Construction Bank Corp. H	2.5%
Hon Hai Precision Industry Co. Ltd.	2.4%
Alibaba Group Holding Ltd.	2.3%
Reliance Industries Ltd.	3.0%
Samsung Electronics Co. Ltd.	1.4%
Axis Bank Ltd.	1.3%
HDFC Bank Ltd.	1.2%
Ping An Insurance Group Co. of China Ltd. H	1.2%
Bank of China Ltd. H	1.1%
KB Financial Group, Inc.	1.0%

Top Countries (% of Total Investments)
China	26.1%
Taiwan	20.0%
India	19.6%
South Korea	10.7%
Brazil	3.5%
Saudi Arabia	3.3%
South Africa	3.0%
Mexico	2.2%
Thailand	1.7%
Indonesia	1.7%
[2],[3]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2024: • Mary Phillips was added as a portfolio manager to the Fund. • Allen Pu no longer serves as a portfolio manager to the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	The Fund has added this index in response to new regulatory requirements.

[2]
Excludes short-term investments and collateral for loaned securities.

[3]
Excludes short-term investments and collateral for loaned securities.